Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 1,889,521	$ 4,504,291
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	18,140,668	10,542,569
Depreciation and amortization	1,247,582	1,209,482
Provision for deferred income taxes	(13,795)	(23,647)
Other	(52,731)	50,658
Decrease (increase) in miscellaneous other assets	993,043	1,198,332
Decrease in other liablities	(6,446,265)	(8,025,217)
Net Cash Provided by (Used in) Operating Activities	15,758,023	9,456,468
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(108,520,874)	(111,508,272)
Loan liquidations	94,690,172	105,065,043
Purchases of marketable debt securities	(3,932,950)	0
Redemptions of marketable debt securities	0	1,895,000
Fixed asset additions, net	(539,697)	(1,198,594)
Fixed asset net proceeds from sales	17,474	0
Net Cash Provided by (Used in) Investing Activities	(18,285,875)	(5,746,823)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	3,304,356	(190,414)
Advances on credit line	53,841,307	36,900,848
Payments on credit line	(49,991,307)	(46,780,848)
Commercial paper issued	16,454,542	32,763,035
Commercial paper redeemed	(19,857,534)	(18,032,590)
Subordinated debt securities issued	1,461,602	1,691,386
Subordinated debt securities redeemed	(1,760,866)	(3,160,727)
Dividends / Distributions	(100,000)	(118,333)
Net Cash Provided by (Used in) Financing Activities	3,352,100	3,072,357
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	824,248	6,782,002
CASH AND CASH EQUIVALENTS, beginning	58,458,580	14,025,868
CASH AND CASH EQUIVALENTS, ending	59,282,828	20,807,870
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	5,377,386	4,276,503
Adoption of Lease Accounting Standard ASU 2016-02	0	29,781,213
Adoption of CECL Accounting Standard ASU 2016-13	$ (2,158,161)	$ 0